N-2	Jul. 01, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001989582
Amendment Flag	false
Document Type	424B3
Entity Registrant Name	PGIM CREDIT INCOME FUND
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]
Shareholder Transaction Expenses:
	Class Z	Class A	Class C
	Shares	Shares	Shares
Maximum Initial Sales Load (as a percentage of the offering price) (1)	None	2.50%	None
Maximum Deferred Sales Charge (as a percentage of the offering price or repurchase proceeds,	None	1.50%	1.00%
whichever is lower) (2)
Redemption Fee (on shares purchased and held for less than twelve months) (as a percentage	None	None	None
of amount redeemed, if applicable)
(1)
The Distributor is the principal underwriter and distributor of the Common Shares and serves in that capacity on a “best efforts” basis, subject to various conditions. Shares may be offered through Selling Agents that have entered into selling agreements w ith
the Distributor. Selling Agents typically receive the sales load with respect to Class A Shares purchased by their clients. The Distributor does not retain any portion of the sales load. Class A Shares are subject to an initial sales load of up to 2.50% of the total offering price (including sales load). Class Z Shares and Class C Shares are each not subject to an initial sales load; however, investors could be required to pay brokerage commissions on purchases and sales of such shares to their Selling Agents. Investors should consult with their Selling Agents about the sales load and any additional fees or charges their Selling Agents might impose on each class of Common Shares. See “Prospectus
Summary—Sales Loads.”
(2)
A contingent deferred sales charge (“CDSC”) of 1.50% will be assessed on Class A Shares purchased without a sales charge if the shares are repurchased during the first 12 months after their purchase. In addition, a CDSC of 1.00% will be assessed on Class C Shares if the shares are repurchased during the first 12 months after their purchase.

Other Transaction Expenses [Abstract]
Annual Expenses [Table Text Block]
Annual Expenses (Percentage of Net Assets Attributable to Common Shares)

Management Fee (3)	1.33%	1.33%	1.33%
Distribution and Servicing Fee (4)	None	0.75%	1.00%
Interest Payments on Borrowed Funds (5)	1.22%	1.22%	1.22%
Other Expenses (6)	1.51%	86.27%	87.56%
Total Annual Fund Operating Expenses	4.06%	89.57%	91.11%
Fees Waived and/or Expenses Reimbursed (7)	(1.01)%	(85.77)%	(87.06)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense	3.05%	3.80%	4.05%
Reimbursement
(3)
Pursuant to an investment management agreement, the Manager receives a Management Fee, payable monthly in arrears by the Fund, at an annual rate equal to 1.10% of the average daily value of the Fund’s total managed assets. The Manager has contractually agreed to waive its Management Fee through December 6, 2024 (the “Waiver Period”). Following the Waiver Period, the Manager’s agreement to temporarily waive its Management Fee will terminate and the Manager will receive a Management Fee at an annual rate of 1.10% of the average daily value of the Fund’s total managed assets.
(4)
The Fund pays the Distributor a Distribution and Servicing Fee pursuant to its Distribution and Servicing Plan that is payable monthly and accrued daily at an annualized rate of 0.75% of the net assets of the Fund attributable to Class A Shares and an annualized rate of 1.00% of the net assets of the Fund attributable to Class C Shares. The Distribution and Servicing Fee is for personal services provided to shareholders and/or the maintenance of shareholder accounts, as well as for the sale and marketing of the Class A Shares and Class C Shares, and to reimburse the Distributor for related expenses incurred. The Distribution and Servicing Fee may also be used to pay for sub-transfer agency, sub-accounting and certain other administrative services that are not required to be paid pursuant to a service fee under Financial Industry Regulatory Authority (“FINRA”) rules. The Distributor generally will pay (or “reallow”) all or a portion of the Distribution and Servicing Fee to the Selling Agents that sell Class A Shares and Class C Shares. The Distribution and Servicing Fee is governed by the Fund’s Distribution and Servicing Plan.
(5)
The table reflects the Fund’s estimated use of leverage in the form of reverse repurchase agreements. See “Leverage.” The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements, dollar rolls and/or borrowings and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the table, but would be reflected in the Fund’s performance results.
(6)
“Other Expenses” are estimated based on average Fund net assets of approximately $105 million and anticipated expenses for the current fiscal year. “Other Expenses” include professional fees and other expenses, including, without limitation, filing fees, printing fees, administration fees, custody fees, trustee fees, insurance costs, and class-specific transfer agency fees.
(7)
Pursuant to an Expense Limitation and Reimbursement Agreement, through December 6, 2026 (the “ELRA Period”), the Manager has contractually agreed to waive its fees and/or reimburse expenses of the Fund so that the Fund’s Specified Expenses will not exceed 0.50% of net assets (annualized). The Fund has agreed to repay these amounts, when and if requested by the Manager, but only if and to the extent that Specified Expenses are less than 0.50% of net assets (annualized) (or, if a lower expense limit is then in effect, such lower limit) within three years after the date the Manager waived or reimbursed such fees or expenses. In no event will the Fund’s Specified Expenses exceed 0.50% of net assets (annualized) during the ELRA Period notwithstanding any repayment made by the Fund pursuant to the ELRA. This arrangement cannot be terminated without the consent of the Fund’s Board prior to the end of the ELRA Period. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including organizational and offering costs, with the exception of (i) the Management Fee, (ii) the Distribution and Servicing Fee, (iii) brokerage costs or other investment-related out-of-pocket expenses, including with respect to unconsummated investments, (iv) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other
	expenses related to any leverage incurred by the Fund), (v) taxes, and (vi) extraordinary expenses (as determined in the sole discretion of the Manager).
Other Annual Expenses [Abstract]
Expense Example [Table Text Block]
Class Z Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Class Z Shares and assuming (i) total annual expenses of net assets attributable to the Class Z Shares remains the same (except that the example includes the organizational and offering costs for only the first year), (ii) a 5% annual return, (iii) reinvestment of all dividends and distributions at net asset value and (iv) application of the Expense Limitation and Reimbursement Agreement through the ELRA Period:
	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$31	$96	$167	$353
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.
Class A Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Class A Shares and assuming (i) total annual expenses of net assets attributable to the Class A Shares remains the same (except that the example includes the organizational and offering costs for only the first year), (ii) a 5% annual return, (iii) reinvestment of all dividends and distributions at net asset value and (iv) application of the Expense Limitation and Reimbursement Agreement through the ELRA Period:
	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$62	$615	$712	$715
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.
Class C Example
The following example illustrates the expenses that you would pay on a $1,000 investment in Class C Shares and assuming (i) total annual expenses of net assets attributable to the Class C Shares remains the same (except that the example includes the organizational and offering costs for only the first year), (ii) a 5% annual return, (iii) reinvestment of all dividends and distributions at net asset value and (iv) application of the Expense Limitation and Reimbursement Agreement through the ELRA Period:
	1 Year	3 Years	5 Years	10 Years
Total Expenses Incurred	$41	$610	$699	$700
The example should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown.

Basis of Transaction Fees, Note [Text Block]	as a percentage of the offering price
Other Expenses, Note [Text Block]
“Other Expenses” are estimated based on average Fund net assets of approximately $105 million and anticipated expenses for the current fiscal year. “Other Expenses” include professional fees and other expenses, including, without limitation, filing fees, printing fees, administration fees, custody fees, trustee fees, insurance costs, and
	class-specific transfer agency fees.
Class Z Shares
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	0.00%	[2]
Management Fees [Percent]	1.33%	[3]
Interest Expenses on Borrowings [Percent]	1.22%	[4]
Distribution/Servicing Fees [Percent]	0.00%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	1.51%	[6]
Total Annual Expenses [Percent]	4.06%
Waivers and Reimbursements of Fees [Percent]	(1.01%)	[7]
Net Expense over Assets [Percent]	3.05%
Expense Example, Year 01	$ 31
Expense Example, Years 1 to 3	96
Expense Example, Years 1 to 5	167
Expense Example, Years 1 to 10	$ 353
Class A Shares
Fee Table [Abstract]
Sales Load [Percent]	2.50%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	1.50%	[2]
Management Fees [Percent]	1.33%	[3]
Interest Expenses on Borrowings [Percent]	1.22%	[4]
Distribution/Servicing Fees [Percent]	0.75%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	86.27%	[6]
Total Annual Expenses [Percent]	89.57%
Waivers and Reimbursements of Fees [Percent]	(85.77%)	[7]
Net Expense over Assets [Percent]	3.80%
Expense Example, Year 01	$ 62
Expense Example, Years 1 to 3	615
Expense Example, Years 1 to 5	712
Expense Example, Years 1 to 10	$ 715
Class C Shares
Fee Table [Abstract]
Sales Load [Percent]	0.00%	[1]
Other Transaction Expenses [Abstract]
Other Transaction Expense 1 [Percent]	0.00%
Other Transaction Expense 2 [Percent]	1.00%	[2]
Management Fees [Percent]	1.33%	[3]
Interest Expenses on Borrowings [Percent]	1.22%	[4]
Distribution/Servicing Fees [Percent]	1.00%	[5]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	87.56%	[6]
Total Annual Expenses [Percent]	91.11%
Waivers and Reimbursements of Fees [Percent]	(87.06%)	[7]
Net Expense over Assets [Percent]	4.05%
Expense Example, Year 01	$ 41
Expense Example, Years 1 to 3	610
Expense Example, Years 1 to 5	699
Expense Example, Years 1 to 10	$ 700

[1]	The Distributor is the principal underwriter and distributor of the Common Shares and serves in that capacity on a “best efforts” basis, subject to various conditions. Shares may be offered through Selling Agents that have entered into selling agreements with the Distributor. Selling Agents typically receive the sales load with respect to Class A Shares purchased by their clients. The Distributor does not retain any portion of the sales load. Class A Shares are subject to an initial sales load of up to 2.50% of the total offering price (including sales load). Class Z Shares and Class C Shares are each not subject to an initial sales load; however, investors could be required to pay brokerage commissions on purchases and sales of such shares to their Selling Agents. Investors should consult with their Selling Agents about the sales load and any additional fees or charges their Selling Agents might impose on each class of Common Shares. See “Prospectus Summary—Sales Loads.”
[2]	A contingent deferred sales charge (“CDSC”) of 1.50% will be assessed on Class A Shares purchased without a sales charge if the shares are repurchased during the first 12 months after their purchase. In addition, a CDSC of 1.00% will be assessed on Class C Shares if the shares are repurchased during the first 12 months after their purchase.
[3]	Pursuant to an investment management agreement, the Manager receives a Management Fee, payable monthly in arrears by the Fund, at an annual rate equal to 1.10% of the average daily value of the Fund’s total managed assets. The Manager has contractually agreed to waive its Management Fee through December 6, 2024 (the “Waiver Period”). Following the Waiver Period, the Manager’s agreement to temporarily waive its Management Fee will terminate and the Manager will receive a Management Fee at an annual rate of 1.10% of the average daily value of the Fund’s total managed assets.
[4]	The table reflects the Fund’s estimated use of leverage in the form of reverse repurchase agreements. See “Leverage.” The actual amount of interest expense borne by the Fund will vary over time in accordance with the level of the Fund’s use of reverse repurchase agreements, dollar rolls and/or borrowings and variations in market interest rates. Borrowing expense is required to be treated as an expense of the Fund for accounting purposes. Any associated income or gains (or losses) realized from leverage obtained through such instruments is not reflected in the table, but would be reflected in the Fund’s performance results.
[5]	The Fund pays the Distributor a Distribution and Servicing Fee pursuant to its Distribution and Servicing Plan that is payable monthly and accrued daily at an annualized rate of 0.75% of the net assets of the Fund attributable to Class A Shares and an annualized rate of 1.00% of the net assets of the Fund attributable to Class C Shares. The Distribution and Servicing Fee is for personal services provided to shareholders and/or the maintenance of shareholder accounts, as well as for the sale and marketing of the Class A Shares and Class C Shares, and to reimburse the Distributor for related expenses incurred. The Distribution and Servicing Fee may also be used to pay for sub-transfer agency, sub-accounting and certain other administrative services that are not required to be paid pursuant to a service fee under Financial Industry Regulatory Authority (“FINRA”) rules. The Distributor generally will pay (or “reallow”) all or a portion of the Distribution and Servicing Fee to the Selling Agents that sell Class A Shares and Class C Shares. The Distribution and Servicing Fee is governed by the Fund’s Distribution and Servicing Plan.
[6]	“Other Expenses” are estimated based on average Fund net assets of approximately $105 million and anticipated expenses for the current fiscal year. “Other Expenses” include professional fees and other expenses, including, without limitation, filing fees, printing fees, administration fees, custody fees, trustee fees, insurance costs, and class-specific transfer agency fees.
[7]	Pursuant to an Expense Limitation and Reimbursement Agreement, through December 6, 2026 (the “ELRA Period”), the Manager has contractually agreed to waive its fees and/or reimburse expenses of the Fund so that the Fund’s Specified Expenses will not exceed 0.50% of net assets (annualized). The Fund has agreed to repay these amounts, when and if requested by the Manager, but only if and to the extent that Specified Expenses are less than 0.50% of net assets (annualized) (or, if a lower expense limit is then in effect, such lower limit) within three years after the date the Manager waived or reimbursed such fees or expenses. In no event will the Fund’s Specified Expenses exceed 0.50% of net assets (annualized) during the ELRA Period notwithstanding any repayment made by the Fund pursuant to the ELRA. This arrangement cannot be terminated without the consent of the Fund’s Board prior to the end of the ELRA Period. “Specified Expenses” is defined to include all expenses incurred in the business of the Fund, including organizational and offering costs, with the exception of (i) the Management Fee, (ii) the Distribution and Servicing Fee, (iii) brokerage costs or other investment-related out-of-pocket expenses, including with respect to unconsummated investments, (iv) dividend/interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund), (v) taxes, and (vi) extraordinary expenses (as determined in the sole discretion of the Manager).